Note 21 - Segment Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
21.   SEGMENT INFORMATION

In September 2008, the Board approved a plan to transfer Network Security business to O2Security along with its Series A preference shares financing.  In anticipation of the business transfer, management identified two reportable segments, including Integrated Circuit Group and Network Security Group. The Integrated Circuit Group’s core products and principal source of revenue are its power management semiconductors.  These semiconductor products are produced with digital, analog, and mixed signal integrated circuit (“IC”) manufacturing processes.  The Network Security Group’s system security solution products include support for VPN and firewalls, which provide security functions between computer systems and networks, including the transmission of data across the Internet.  In November 2010, the Company determined to discontinue the Network Security Group.  Please see discussions in note 3.

The Company does not identify or allocate assets by operating segment, nor does the CODM evaluate operating segments using discrete asset information.  The Company does not have inter-segment revenue, and, accordingly, there is none to be reported.  The Company does not allocate gains and losses from interest and other income, or income taxes to operating segments.  The accounting policies for segment reporting are the same as for the Company as a whole.

Operating segment net sales and operating income (loss), including the discontinued Network Security Group, were as follows:

	Years Ended December 31
	2012	2011	2010
Net sales
Integrated Circuit Group	$97,666	$124,283	$137,789
Network Security Group	825	202	1,946
	$98,491	$124,485	$139,735

Income (loss) from operations
Integrated Circuit Group	$(27,970)	$7,104	$22,442
Network Security Group	767	(88)	(9,591)
	$(27,203)	$7,016	$12,851

Net sales to unaffiliated customers (including the discontinued Network Security Group) by geographic region are based on the customer’s ship-to location and were as follows:

(In Thousands)

	Years Ended December 31
	2012	2011	2010

China	$78,709	$99,491	$105,170
Korea	7,965	11,521	14,623
Japan	6,502	7,190	11,131
Taiwan	2,271	1,532	3,854
Other	3,044	4,751	4,957
	$98,491	$124,485	$139,735

For the year ended December 31, 2012, no customer accounted for 10% or more of net sales. For the years ended December 31, 2011 and 2010, only one customer accounted for 10% or more of net sales.  Sales to this major customer were generated from the Integrated Circuit Group.  The percentage of net sales to this customer was as follows:

	Years Ended December 31
	2012	2011	2010

Customer A	9.6%	13.8%	18.9%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:

(In Thousands)

	December 31
	2012	2011	2010

Taiwan	$11,608	$12,158	$11,815
China	9,500	11,126	12,991
U.S.A.	4,718	4,713	4,599
Singapore	155	210	213
Other	161	123	121
	$26,142	$28,330	$29,739